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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21685
                                    ---------

                      Hatteras Multi-Strategy Fund I, L.P.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                     8540 Colonnade Center Drive, Suite 401
                          Raleigh, North Carolina 27615
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324
                                 --------------

                        Date of fiscal year end: March 31
                                 --------------

                   Date of reporting period: December 31, 2006
                                  -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.
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Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.
3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS MULTI-STRATEGY I FUND, L.P.

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

HATTERAS MULTI-STRATEGY I FUND, L.P. (1)
INVESTMENT IN HATTERAS MASTER FUND, L.P., AT VALUE - 100.00%  (COST $109,672,768)         $118,362,458
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                    4,589
                                                                                         -------------
NET ASSETS - 100.00%                                                                       118,367,047
                                                                                         =============

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(1) INVESTS THE MAJORITY OF ITS ASSETS IN HATTERAS MASTER FUND, L.P.
    THE SCHEDULE OF INVESTMENTS OF HATTERAS MASTER FUND, L.P. IS INCLUDED BELOW.

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                         COST         FAIR VALUE
                                                                        --------      -----------
INVESTMENTS IN UNDERLYING FUNDS (97.41%)

     ABSOLUTE RETURN (19.10%)

           D.E. Shaw Composite Fund, LLC (a, b)                         $10,000,000   $11,296,001

           Stark Investments, L.P. (a, b)                                 8,000,000     8,506,076

           Deephaven Event Fund, LLC (a, b)                               7,000,000     8,083,441

           OZ Asia Domestic Partners, L.P. (a, b)                         7,000,000     7,701,653

           Citadel Wellington, LLC (a, b)                                 5,785,759     7,363,687

           Montrica Global Oppurtunities Fund, L.P. (a, b)                7,000,000     7,172,972

           Black River Global Multi-Strategy Leveraged Fund, LLC (a, b)   6,000,000     6,576,755

           Courage Special Situations Fund, L.P. (a, b)                   4,827,675     5,677,338

           Waterstone Market Neutral Fund, L.P. (a, b)                    5,000,000     5,019,403

           Smith Breeden Mortgage Partners, L.P. (a, b)                   4,413,258     4,975,574

                                                                                      -----------
                                                                                       72,372,900
                                                                                      -----------

     ENERGY AND NATURAL RESOURCES (12.79%)

           Black River Commodity Multi-Strategy Fund, LLC (a, b)          7,000,000     7,495,815

           Southport Energy Plus Partners, L.P. (a, b)                    5,083,819     7,393,741

           Treaty Oak Partners, L.P. (a, b)                               6,000,000     6,789,083

           Centennial Energy Partners, L.P. (a, b)                        6,000,000     5,630,031

           Touradji Deeprock Partners, L.P. (a, b)                        4,000,000     4,127,284

           All-Cap Energy Hedge Fund, LLC (a, b)                          4,234,684     4,046,108

           Ospraie Special Opportunities, L.P. (a, b)                     3,750,000     3,861,050

           Cambridge Energy, L.P. (a, b)                                  2,566,534     3,762,097

           EnerVest Energy Institutional Fund X-A, L.P. (a, b)            2,568,183     2,856,398

      Natural Gas Partners VIII, L.P. (a, b)                        988,310     1,390,851

      ArcLight Energy Partners Fund III, L.P. (a, b)                575,184       541,264

      Merit Energy Partners F-II, L.P. (a, b)                       375,696       380,522

      NGP Energy Technology Partners, L.P. (a, b)                   237,000       188,469
                                                                              -----------
                                                                               48,462,713
                                                                              ===========


ENHANCED FIXED INCOME (18.11%)

      BDCM Partners I, L.P. (a, b)                               11,500,000    13,287,471

      Contrarian Capital Fund I, L.P. (a, b)                      8,880,064    11,282,392

      ARX Global High Yield Securities Fund I, L.P. (a, b)        7,000,000     7,832,318

      Drawbridge Special Opportunities Fund, L.P. (a, b)          7,000,000     7,449,073

      D.B. Zwirn Special Opportunities Fund, L.P. (a, b)          6,500,000     7,427,270

      Ore Hill Fund, L.P. (a, b)                                  5,221,928     6,389,527

      Greylock Global Opportunity Fund, L.P. (a, b)               4,922,405     5,414,616

      Lazard Emerging Income, L.P. (a, b)                         3,000,000     3,380,416

      Melody Fund, L.P. (a, b)                                    3,000,000     3,246,779

      Blackrock International Bond Fund (a)                       2,900,000     2,916,391
                                                                              -----------
                                                                               68,626,253
                                                                              -----------

OPPORTUNISTIC EQUITY (32.64%)

      Healthcor, L.P. (a, b)                                     11,000,000    12,832,706

      Visium Long Bias Fund, L.P. (a, b)                         10,964,983    11,227,246

      Liberty Square Strategic Partners IV (Asia), L.P. (a, b)    9,000,000     9,634,933

      Ellerston Global Equity Managers Fund (U.S.), L.P. (a, b)   7,000,000     7,956,117

      Artis Technology Qualified 2X, L.P. (a, b)                  7,000,000     7,935,060

      SR Global Fund, L.P. (Class G) Emerging (a, b)              4,281,970     7,118,840

      GMO Mean Reversion Fund A (a, b)                            5,770,065     6,549,737

      Gradient Europe Fund, L.P. (a, b)                           3,500,000     6,467,928

      Sansar Capital, L.P. (a, b)                                 5,000,000     5,931,840

      D.E. Shaw Oculus Fund LLC (a, b)                            5,000,000     5,738,081

      SR Global Fund, L.P. (Class C) International (a, b)         3,457,674     5,704,559

      Standard Pacific Japan Fund, L.P. (a, b)                    5,500,000     5,485,879

      CRM Windridge Partners, L.P. (a, b)                         4,522,017     5,287,415

      SCP Domestic Fund, L.P. (a, b)                              4,002,947     5,005,965

      SR Global Fund, L.P. (Class H) Japan (a, b)                 3,665,240     4,348,384

      Asian Century Quest Fund (QP) L.P. (a, b)                   3,000,000     3,216,239

      The Raptor Global Fund, L.P. (a, b)                         2,500,000     3,078,095

      The Platinum Fund Ltd. (a, b)                               2,535,461     3,071,495

      CCM Small Cap Value Qualified Fund, L.P. (a, b)             2,500,000     2,598,799

      Witches Rock Fund, L.P. (a, b)                              2,003,000     2,400,312

      Algebris Global Financials Fund, L.P. (a, b)                2,000,000     2,073,800
                                                                              -----------
                                                                              123,663,430
                                                                              -----------

PRIVATE EQUITY COMPOSITE (9.34%)

      Crosslink Crossover Fund IV, L.P. (a, b)                     6,883,399     8,099,430

      Integral Capital Partners VII, L.P. (a, b)                   6,000,000     6,493,711

      Pipe Equity Partners, LLC (a, b)                             3,824,693     4,516,355

      OCM European Principal Opportunties Fund, L.P. (a, b)        3,080,307     3,171,473

      OCM Mezzanine Fund II, L.P. (a, b)                           2,300,000     2,390,035

      Encore Consumer Capital Fund, L.P. (a, b)                    1,253,544     1,231,262

      Brazos Equity Fund II, L.P. (a, b)                           1,244,258     1,109,793

      Private Equity Investment Fund IV, L.P. (a, b)               1,109,391     1,084,858

      Strategic Value Global Opportunities Fund I-A, L.P.(a, b)    1,000,000     1,000,000

      Actis Umbrella Fund, L.P. (a, b)                             1,008,914       984,266

      Hancock Park Capital III, L.P. (a, b)                          900,000       861,929

      BDCM Opportunity Fund II, L.P. (a, b)                          727,911       700,805

      Roundtable Healthcare Partners II, L.P.(a, b)                  755,563       665,906

      Sterling Capital Partners II, L.P. (a, b)                      715,549       647,180

      VCFA Private Equity Partners IV, L.P.(a, b)                    532,558       578,866

      Great Point Partners I, L.P. (a, b)                            450,000       392,179

      Halifax Fund II, L.P. (a, b)                                   475,269       348,191

      Sanderling Venture Partners VI, L.P. (a, b)                    350,000       289,573

      Claremont Creek Ventures, L.P. (a, b)                          280,000       220,780

      Carlyle Japan International Partners II, L.P. (a, b)           218,049       208,627

      Sanderling Venture Partners VI Co-Investment Fund, L.P. (a, b) 250,000       202,831

      VCFA Venture Partners V, L.P. (a, b)                           160,000       160,000

      CJIP II Co-Invest, L.P.(a,b)                                    48,764        48,764

                                                                                ----------
                                                                                35,406,814
                                                                                ----------

REAL ESTATE COMPOSITE (5.43%)

      Wells Street Partners, LLC (a, b)                            2,686,675     4,186,807

      ING Clarion Global, L.P. (a, b)                              3,000,000     3,455,063

      ING Clarion U.S., L.P. (a, b)                                2,356,915     3,397,755

      ColonyEdge, L.P. (a, b)                                      2,000,000     2,152,163

      Colony Investors VII, L.P. (a, b)                            1,892,681     2,087,966

      Oak Hill REIT Plus Fund, L.P. (a, b)                         2,000,000     1,900,787

      Security Capital Preferred Growth, Inc. (b)                  1,714,042     1,626,971

      Transwestern Mezzanine Realty Partner II, LLC (b)            1,080,461     1,124,525

      ORBIS Real Estate Fund I (a, b)                                707,967       641,258

      Benson Elliot Real Estate Partners II, L.P. (a, b)              85,338           648

      Rockwood Capital Real Estate Partners Fund VII, L.P. (a, b)     62,893             -

                                                                               -----------
                                                                                20,573,943
                                                                               -----------

TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $323,688,997)                      369,106,053

OTHER ASSETS IN EXCESS OF LIABILITIES (2.59%)                                    9,820,375

                                                                              ------------
PARTNERS' CAPITAL - 100.00%                                                   $378,926,428
                                                                              ============

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a-Non-income producing securities

b-Securities are issued in private placement transactions and as such are restricted as to resale

Total cost and value of restricted securities as of December 31, 2006 was $320,788,997 and $366,189,662 respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy Fund I, L.P.
      -------------------------------------------------------

By (Signature and Title)* /s/ David B. Perkins

              -----------------------------------------------
              David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date         March 1, 2007
      -------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Perkins
      -------------------------------------------------------
      David B. Perkins, President & Chief Executive Officer
      (principal executive officer)

Date         March 1, 2007
      -------------------------------------------------------

By (Signature and Title)* /s/ J. Michael Fields
      -------------------------------------------------------
      J. Michael Fields, Chief Financial Officer
      (principal financial officer)

Date         March 1, 2007
      -------------------------------------------------------

-----------
* Print the name and title of each signing officer under his or her signature.